Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2011 serviceprovider	Dec. 31, 2010 serviceprovider	Dec. 31, 2009 serviceprovider
Requirement for telecommunications services | Bandwidth and server custody service provider
Concentrations and Risks
Total number of telecommunications service providers	12	12	11
Service providers providing 10% or more of the Company's requirements	3	3	2
Concentration risk (as a percent)	86.60%	87.90%	85.30%
Requirement for telecommunications services | Bandwidth and server custody service provider | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%
Accounts receivable | Credit risk | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%
Total revenues | Major Customers | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Total net revenues | Online Games
Concentrations and Risks
Concentration risk (as a percent)	83.60%	84.40%	83.10%
Held-to-maturity securities - Fixed rate investments | Credit risk | Equal to or more than
Concentrations and Risks
Held-to-maturity investments, effective yield (as a percent)	4.27%
Held-to-maturity securities - Fixed rate investments | Credit risk | Less than
Concentrations and Risks
Held-to-maturity investments, effective yield (as a percent)	5.65%
Maturity period, maximum (in months)	12 months